INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Federal	$ (250,771)	$ (272,800)
State and local	(69,671)	(75,792)
Valuation allowance	320,442	(348,592)
Net provision for income taxes	$ 0	$ 0